Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Europe
Segment Reporting Information [Line Items]
Concentration percentage	25.00%	84.00%	75.00%	86.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	33.00%	8.00%	16.00%	10.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	42.00%	8.00%	9.00%	4.00%